Retirement Shares | ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.17%	0.26%	0.20%	0.06%
Other Expenses	0.08%	0.08%	0.08%	0.09%
Total Other Expenses	0.25%	0.34%	0.28%	0.15%
Total Annual Fund Operating Expenses	1.30%	1.59%	1.28%	0.90%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	132	[1]	162	130	92
After 3 Years	412		502	406	287
After 5 Years	713		866	702	498
After 10 Years	1,568		1,889	1,545	1,108
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in an international portfolio of equity securities of companies selected by the Adviser for their growth potential within various market sectors. Examples of the types of market sectors in which the Fund may invest include, but are not limited to, information technology (which includes telecommunications), health care, financial services, infrastructure, energy and natural resources, and consumer groups. The Adviser's growth analysts use proprietary research to seek to identify companies or industries that other investors have underestimated, overlooked or ignored--for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that would cause a company to grow faster than market forecasts.

In consultation with the Fund's Investment Advisory Members (oversight groups composed of senior investment professionals), sector heads are responsible for the construction of the portfolio. This investment team allocates the Fund's investments among broad sector groups based on the fundamental company research conducted by the Adviser's large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies' potential for growth within a sector matures and new trends for growth emerge.

In addition to working with the sector heads to review and assess the Fund's portfolio characteristics, the Investment Advisory Members' responsibility includes cross-fertilizing best practices and insight across the firm.

The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Fund invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Fund's portfolio will tend to emphasize investments in larger capitalization companies, although the Fund may invest in smaller or medium capitalization companies. The Fund normally invests in approximately 90-130 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -22.06%.
                       Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 24.65%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -27.28%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC	1 YEAR	5 YEARS	10 YEARS		INCEPTION DATE
CLASS A SHARES	11.39%	3.14%	6.77%	[1]
CLASS R SHARES	12.15%	2.87%	6.53%	[1]	Mar. 01, 2005
CLASS K SHARES	12.53%	3.17%	6.82%	[1]	Mar. 01, 2005
CLASS I SHARES	12.88%	3.57%	7.16%	[1]	Mar. 01, 2005
MSCI World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	8.95%	3.05%	3.98%	[1]
MSCI AC World Index (ex. U.S.) (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	11.15%	4.82%	5.54%	[1]
[1]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.